Document and Entity Information	Mar. 15, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	Presto Automation Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39830
Entity Tax Identification Number	84-2968594
Entity Address, Address Line One	985 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	817-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822145
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PRST
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	PRSTW
Security Exchange Name	NASDAQ